[DECHERT LLP LETTERHEAD]

VIA EDGAR

September 29, 2009

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ING Equity Trust (the “Registrant”)
(File Nos. 811-8817)

Dear Ladies and Gentlemen:

Pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, enclosed for filing via the EDGAR system on behalf of the Registrant is the definitive Prospectus and Statement of Additional Information for ING Principal Protection Fund XI and ING Principal Protection Fund XII, dated September 30, 2009.

No fees are required in connection with this filing.  Please contact the undersigned at (202) 261-3445 if you have any questions or comments.

Sincerely,

/s/ Jules Baughns
Jules Baughns